Other operating expenses, net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Provision inventory losses (note 7)	$ (7,945)
Idle capacity - industrial plant(1)	(6,060)
Environmental and social expenses	(2,635)	(2,540)
Accrual for contingencies	(1,607)	(1,949)
Taxes and fees	(666)	(984)
Depreciation	(1,975)
Others	(1,574)	(1,925)
Other operating expenses, net total	$ (22,462)	$ (7,398)